PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)

Voya Index Plus LargeCap Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: 99.6%
Communication Services: 9.4%
185,345
Alphabet, Inc. - Class A
$ 28,661,751
3 .5
121,750  Comcast Corp. - Class
A
4,492,575
0 .5
27,667
Fox Corp. - Class A
1,565,952
0 .2
35,788  Iridium
Communications, Inc.
977,728
0 .1
8,427
(1)
Liberty Media Corp.-
Liberty Formula One
- Class C, Tracking
Stock
758,514
0 .1
39,957  Meta Platforms, Inc.
- Class A
23,029,616
2 .8
6,520
(1)
Netflix, Inc.
6,080,096
0 .7
51,508  New York Times Co.
- Class A
2,554,797
0 .3
18,787
News Corp. - Class A
511,382
0 .1
16,897
T-Mobile US, Inc.
4,506,599
0 .6
88,709  Verizon
Communications, Inc.
4,023,840
0 .5
77,162,850
9 .4
Consumer Discretionary: 9.8%
135,210
ADT, Inc.
1,100,609
0 .1
7,303
(1)
Airbnb, Inc. - Class A
872,416
0 .1
186,324
(1)
Amazon.com, Inc.
35,450,004
4 .3
1,588
Booking Holdings, Inc.
7,315,773
0 .9
12,680
(1)
CarMax, Inc.
988,026
0 .1
4,240
(1)
Crocs, Inc.
450,288
0 .1
10,741
(1)
Deckers Outdoor Corp.
1,200,951
0 .1
1,132
(2)
Dillard's, Inc. - Class A
405,403
0 .1
7,357
Expedia Group, Inc.
1,236,712
0 .2
79,780
General Motors Co.
3,752,053
0 .5
16,394
(1)
Grand Canyon
Education, Inc.
2,836,490
0 .3
13,978  Hilton Worldwide
Holdings, Inc.
3,180,694
0 .4
10,878
Home Depot, Inc.
3,986,678
0 .5
1,345
(1)
Lululemon Athletica,
Inc.
380,716
0.0
1,542
Pool Corp.
490,896
0 .1
10,076
PVH Corp.
651,313
0 .1
11,213
Ralph Lauren Corp.
2,475,158
0 .3
15,408
Ross Stores, Inc.
1,968,988
0 .2
33,741
(1)
Skechers USA, Inc.
- Class A
1,915,814
0 .2
13,763
Tapestry, Inc.
969,053
0 .1
28,703
(1)
Tesla, Inc.
7,438,669
0 .9
4,756
TJX Cos., Inc.
579,281
0 .1
81,592
Wendy's Co.
1,193,691
0 .1
80,839,676
9 .8
Consumer Staples: 5.8%
124,794
Altria Group, Inc.
7,490,136
0 .9
31,002
(1)
BellRing Brands, Inc.
2,308,409
0 .3
1,355  Coca-Cola
Consolidated, Inc.
1,829,250
0 .2
74,454
Colgate-Palmolive Co.
6,976,340
0 .8
1,547  Costco Wholesale
Corp.
1,463,122
0 .2
24,646
Ingredion, Inc.
3,332,386
0 .4
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
5,207  Lancaster Colony
Corp.
$ 911,225
0 .1
56,690
(1)
Monster Beverage
Corp.
3,317,499
0 .4
25,440
PepsiCo, Inc.
3,814,474
0 .5
17,571  Philip Morris
International, Inc.
2,789,045
0 .3
33,244
Procter & Gamble Co.
5,665,442
0 .7
31,554
Sysco Corp.
2,367,812
0 .3
59,303
(1)
US Foods Holding
Corp.
3,881,974
0 .5
15,750
Walmart, Inc.
1,382,692
0 .2
47,529,806
5 .8
Energy: 3.9%
103,962
Baker Hughes Co.
4,569,130
0 .6
44,423
ConocoPhillips
4,665,304
0 .6
121,787
Coterra Energy, Inc.
3,519,644
0 .4
6,729
DT Midstream, Inc.
649,214
0 .1
8,484
EOG Resources, Inc.
1,087,988
0 .1
33,938
Exxon Mobil Corp.
4,036,246
0 .5
62,122
HF Sinclair Corp.
2,042,571
0 .2
16,910
Kinder Morgan, Inc.
482,442
0 .1
32,259
ONEOK, Inc.
3,200,738
0 .4
14,055
Phillips 66
1,735,512
0 .2
15,564
Valero Energy Corp.
2,055,538
0 .2
63,703
Williams Cos., Inc.
3,806,891
0 .5
31,851,218
3 .9
Financials: 12.0%
12,860
American Express Co.
3,459,983
0 .4
10,286  Ameriprise Financial,
Inc.
4,979,555
0 .6
23,581  Bank of New York
Mellon Corp.
1,977,739
0 .2
21,283
(1)
Berkshire Hathaway,
Inc. - Class B
11,334,900
1 .4
23,346
(1)
Block, Inc.
1,268,388
0 .2
82,507
Blue Owl Capital, Inc.
1,653,440
0 .2
16,378  Capital One Financial
Corp.
2,936,575
0 .4
1,988  Cboe Global Markets,
Inc.
449,865
0 .1
86,930
Citigroup, Inc.
6,171,161
0 .7
29,591
CME Group, Inc.
7,850,196
0 .9
51,733  Equitable Holdings,
Inc.
2,694,772
0 .3
8,576  Evercore, Inc. - Class
A
1,712,799
0 .2
3,413
(1)
Fiserv, Inc.
753,693
0 .1
3,261
Globe Life, Inc.
429,539
0.0
43,919  Hancock Whitney
Corp.
2,303,552
0 .3
53,681  Hartford Financial
Services Group, Inc.
6,641,950
0 .8
26,248  JPMorgan Chase &
Co.
6,438,634
0 .8
45,816
Loews Corp.
4,210,949
0 .5
1,239  LPL Financial
Holdings, Inc.
405,326
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Index Plus LargeCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
29,467  Marsh & McLennan
Cos., Inc.
$ 7,190,832
0 .9
13,911
MetLife, Inc.
1,116,914
0 .1
7,192
MSCI, Inc.
4,067,076
0 .5
9,767  OneMain Holdings,
Inc.
477,411
0 .1
20,419
Popular, Inc.
1,886,103
0 .2
57,252
Synchrony Financial
3,030,921
0 .4
23,872  Tradeweb Markets,
Inc. - Class A
3,544,037
0 .4
53,808
Unum Group
4,383,200
0 .5
11,412
US Bancorp
481,815
0 .1
77,518
Wells Fargo & Co.
5,565,017
0 .7
99,416,342
12 .0
Health Care: 11.3%
23,307
AbbVie, Inc.
4,883,283
0 .6
9,307  Agilent Technologies,
Inc.
1,088,733
0 .1
2,593
(1)
Alnylam
Pharmaceuticals, Inc.
700,162
0 .1
8,445  AmerisourceBergen
Corp.
2,348,470
0 .3
22,147
(1)
Boston Scientific Corp.
2,234,189
0 .3
55,885  Bristol-Myers Squibb
Co.
3,408,426
0 .4
13,160
Cardinal Health, Inc.
1,813,053
0 .2
59,616
(1)
Centene Corp.
3,619,287
0 .4
11,167
Cigna Group
3,673,943
0 .4
6,043
(1)
Dexcom, Inc.
412,676
0.0
14,349
(1)
Doximity, Inc. - Class A
832,672
0 .1
8,611
Elevance Health, Inc.
3,745,441
0 .5
9,524
Eli Lilly & Co.
7,865,967
0 .9
39,489
(1)
Exelixis, Inc.
1,457,934
0 .2
38,137
Gilead Sciences, Inc.
4,273,251
0 .5
7,211
(1)
Haemonetics Corp.
458,259
0 .1
7,663
(1)
Halozyme
Therapeutics, Inc.
488,976
0 .1
1,852
Humana, Inc.
490,039
0 .1
7,484
(1)
Illumina, Inc.
593,781
0 .1
37,597
(1)
Incyte Corp.
2,276,498
0 .3
2,731
(1)
Inspire Medical
Systems, Inc.
434,994
0.0
2,920
(1)
Insulet Corp.
766,821
0 .1
2,340
(1)
Intuitive Surgical, Inc.
1,158,932
0 .1
3,575
(1)
Jazz Pharmaceuticals
PLC
443,836
0 .1
68,799
Johnson & Johnson
11,409,626
1 .4
8,727
(1)
Lantheus Holdings,
Inc.
851,755
0 .1
45,678
(1)
LivaNova PLC
1,794,232
0 .2
2,468
McKesson Corp.
1,660,939
0 .2
78,923
Medtronic PLC
7,092,021
0 .9
40,621
Merck & Co., Inc.
3,646,141
0 .4
8,630
(1)
Natera, Inc.
1,220,368
0 .1
11,956
(1)
Neurocrine
Biosciences, Inc.
1,322,334
0 .2
2,642  Regeneron
Pharmaceuticals, Inc.
1,675,636
0 .2
1,399
Stryker Corp.
520,778
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
4,235
(1)
United Therapeutics
Corp.
$ 1,305,523
0 .2
8,845  UnitedHealth Group,
Inc.
4,632,569
0 .6
7,485
(1)
Veeva Systems, Inc.
- Class A
1,733,750
0 .2
9,180
(1)
Vertex
Pharmaceuticals, Inc.
4,450,648
0 .5
50,687
Viatris, Inc.
441,484
0.0
93,227,427
11 .3
Industrials: 9.0%
10,485
Acuity Brands, Inc.
2,761,225
0 .3
23,032
AECOM
2,135,757
0 .3
23,899
AMETEK, Inc.
4,113,974
0 .5
859
(1)
Axon Enterprise, Inc.
451,791
0.0
15,711
Cintas Corp.
3,229,082
0 .4
55,053
(1)
Copart, Inc.
3,115,449
0 .4
45,440
(1)
Core & Main, Inc.
- Class A
2,195,206
0 .3
5,126
Curtiss-Wright Corp.
1,626,326
0 .2
76,361
Delta Air Lines, Inc.
3,329,340
0 .4
6,918
Donaldson Co., Inc.
463,921
0 .1
3,369
Eaton Corp. PLC
915,795
0 .1
28,985
Emerson Electric Co.
3,177,915
0 .4
2,117
Equifax, Inc.
515,617
0 .1
16,506
Flowserve Corp.
806,153
0 .1
69,321
Fortive Corp.
5,072,911
0 .6
3,350
GE Vernova, Inc.
1,022,688
0 .1
29,728
Genpact Ltd.
1,497,697
0 .2
12,374
Hexcel Corp.
677,600
0 .1
42,030
Ingersoll Rand, Inc.
3,363,661
0 .4
24,327  Johnson Controls
International PLC
1,948,836
0 .2
5,961
Leidos Holdings, Inc.
804,377
0 .1
134,961
(1)
Lyft, Inc. - Class A
1,601,987
0 .2
16,714
nVent Electric PLC
876,148
0 .1
9,307
Owens Corning
1,329,226
0 .2
2,605
Parker-Hannifin Corp.
1,583,449
0 .2
67,546  SS&C Technologies
Holdings, Inc.
5,642,117
0 .7
68,075
(1)
Uber Technologies,
Inc.
4,959,945
0 .6
20,961
(1)(2)
U-Haul Holding Co.
1,370,011
0 .2
3,875
Union Pacific Corp.
915,430
0 .1
23,157
(1)
United Airlines
Holdings, Inc.
1,598,991
0 .2
12,652  Vertiv Holdings Co.
- Class A
913,474
0 .1
16,989  Watts Water
Technologies, Inc.
- Class A
3,464,397
0 .4
7,329  WESCO International,
Inc.
1,138,194
0 .1
29,388  Westinghouse Air
Brake Technologies
Corp.
5,329,514
0 .6
73,948,204
9 .0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Index Plus LargeCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: 31.1%
8,642
(1)
Adobe, Inc.
$ 3,314,466
0 .4
247,785
Apple, Inc.
55,040,482
6 .7
32,226
Applied Materials, Inc.
4,676,637
0 .6
33,860
(1)
Arista Networks, Inc.
2,623,473
0 .3
74,510
Broadcom, Inc.
12,475,209
1 .5
8,476
(1)
Cadence Design
Systems, Inc.
2,155,701
0 .3
86,330
Cisco Systems, Inc.
5,327,424
0 .6
10,679
(1)
Datadog, Inc. - Class A
1,059,464
0 .1
67,351
(1)
DXC Technology Co.
1,148,335
0 .1
27,761
(1)
Euronet Worldwide,
Inc.
2,966,263
0 .4
14,813
(1)
F5, Inc.
3,944,258
0 .5
288
(1)
Fair Isaac Corp.
531,118
0 .1
144,967  Hewlett Packard
Enterprise Co.
2,236,841
0 .3
9,819
Intuit, Inc.
6,028,768
0 .7
7,383
KLA Corp.
5,018,963
0 .6
3,522  Mastercard, Inc.
- Class A
1,930,479
0 .2
122,943
Microsoft Corp.
46,151,573
5 .6
1,094  Monolithic Power
Systems, Inc.
634,498
0 .1
32,343
NetApp, Inc.
2,841,009
0 .3
17,379
(1)
Nutanix, Inc. - Class A
1,213,228
0 .1
445,695
NVIDIA Corp.
48,304,424
5 .9
4,223
Oracle Corp.
590,418
0 .1
14,309
(1)
Palo Alto Networks,
Inc.
2,441,688
0 .3
45,216
(1)
PayPal Holdings, Inc.
2,950,344
0 .4
31,716
(1)
Pure Storage, Inc.
- Class A
1,404,067
0 .2
45,161
Qualcomm, Inc.
6,937,181
0 .8
14,270
(1)
Rambus, Inc.
738,829
0 .1
13,511
Salesforce, Inc.
3,625,812
0 .4
29,210
(1)
Samsara, Inc. - Class
A
1,119,619
0 .1
5,738
(1)
ServiceNow, Inc.
4,568,251
0 .6
8,551  Skyworks Solutions,
Inc.
552,651
0 .1
2,659
(1)
Snowflake, Inc. - Class
A
388,639
0.0
4,135
(1)
Synopsys, Inc.
1,773,295
0 .2
46,378
Visa, Inc. - Class A
16,253,634
2 .0
8,599
(1)
Workday, Inc. - Class A
2,008,124
0 .2
20,858
(1)
Zoom Video
Communications, Inc.
- Class A
1,538,695
0 .2
256,513,860
31 .1
Materials: 2.0%
11,398
AptarGroup, Inc.
1,691,235
0 .2
43,370  DuPont de Nemours,
Inc.
3,238,872
0 .4
13,274
Ecolab, Inc.
3,365,225
0 .4
15,194
Royal Gold, Inc.
2,484,371
0 .3
22,240
RPM International, Inc.
2,572,723
0 .3
8,749
Sherwin-Williams Co.
3,055,063
0 .4
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
10,099
Smurfit WestRock PLC
$ 455,061
0.0
16,862,550
2 .0
Real Estate: 2.5%
129,416  Brixmor Property
Group, Inc.
3,435,995
0 .4
25,031
(1)
CBRE Group, Inc.
- Class A
3,273,554
0 .4
16,230  Digital Realty Trust,
Inc.
2,325,597
0 .3
1,898
Equinix, Inc.
1,547,534
0 .2
1,797  Essex Property Trust,
Inc.
550,906
0 .1
8,824  First Industrial Realty
Trust, Inc.
476,143
0 .1
112,332  Host Hotels & Resorts,
Inc.
1,596,238
0 .2
8,280
(1)
Jones Lang LaSalle,
Inc.
2,052,695
0 .2
36,772  Park Hotels & Resorts,
Inc.
392,725
0.0
49,299  Sabra Health Care
REIT, Inc.
861,253
0 .1
9,122  Simon Property Group,
Inc.
1,514,982
0 .2
71,456
VICI Properties, Inc.
2,330,895
0 .3
20,358,517
2 .5
Utilities: 2.8%
35,022
Black Hills Corp.
2,124,084
0 .2
24,440
Duke Energy Corp.
2,980,947
0 .4
79,704
Edison International
4,696,160
0 .6
56,055
Exelon Corp.
2,583,014
0 .3
37,867
National Fuel Gas Co.
2,998,688
0 .4
11,947
NiSource, Inc.
478,955
0.0
57,199
NorthWestern Corp.
3,310,106
0 .4
244,060
PG&E Corp.
4,192,951
0 .5
23,364,905
2 .8
Total Common Stock
(Cost $638,676,517)
821,075,355
99 .6

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Index Plus LargeCap Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: 0.6%
Repurchase Agreements: 0.0%
450,939
(3)
Citigroup Global
Markets Inc.,
Repurchase
Agreement dated
03/31/2025, 4.350%,
due 04/01/2025
(Repurchase
Amount $450,993,
collateralized
by various U.S.
Government
Securities, 1.500%-
3.500%, Market
Value plus accrued
interest $459,958, due
08/15/26-09/30/26)
$ 450,939
0.0
Total Repurchase
Agreements
(Cost $450,939)
450,939
0.0
Shares RA Value
Percentage
of Net
Assets
Mutual Funds: 0.6%
4,753,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.270%
(Cost $4,753,000) $ 4,753,000 0 .6
Total Short-Term
Investments
(Cost $5,203,939)
5,203,939
0 .6
Total Investments in
Securities
(Cost $643,880,456) $ 826,279,294 100 .2
Liabilities in Excess
of Other Assets (1,390,910) (0.2)
Net Assets $ 824,888,384 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of March 31, 2025.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Index Plus LargeCap Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Common Stock* $ 821,075,355 $ — $ — $ 821,075,355
Short-Term Investments 4,753,000 450,939 — 5,203,939
Total Investments, at fair value $ 825,828,355 $ 450,939 $ — $ 826,279,294
Liabilities Table
Other Financial Instruments+
Futures $ (19,962) $ — $ — $ (19,962)
Total Liabilities $ (19,962) $ — $ — $ (19,962)
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2025, the following futures contracts were outstanding for Voya Index Plus LargeCap Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
S&P 500 E-Mini 14 06/20/25 $ 3,957,275 $ (19,962)
$ 3,957,275 $ (19,962)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 203,215,748
Gross Unrealized Depreciation (20,816,910)
Net Unrealized Appreciation $ 182,398,838